Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis Including those for Which MHFG Group has Elected Fair Value Option) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Assets:
Available-for-sale securities		¥ 20,557,118	¥ 25,452,525
Liabilities:
Long-term debt		1,496,488	1,055,626
Fair Value, Measurements, Recurring
Assets:
Other investments		37,000	42,000
Total assets measured at fair value	[1]	45,592,000	55,516,000
Liabilities:
Trading securities sold, not yet purchased		2,221,000	2,630,000
Long-term debt	[2]	1,496,000	1,056,000
Total liabilities measured at fair value		15,088,000	18,167,000
Fair Value, Measurements, Recurring | Trading securities
Assets:
Securities measured at net asset value	[1]	678,000	617,000
Fair Value, Measurements, Recurring | Interest rate contracts
Assets:
Assets, derivatives		8,506,000	11,522,000
Liabilities:
Liabilities, derivatives		8,473,000	11,269,000
Fair Value, Measurements, Recurring | Foreign exchange contracts
Assets:
Assets, derivatives		2,745,000	3,130,000
Liabilities:
Liabilities, derivatives		2,611,000	2,980,000
Fair Value, Measurements, Recurring | Equity-related contracts
Assets:
Assets, derivatives		134,000	170,000
Liabilities:
Liabilities, derivatives		229,000	140,000
Fair Value, Measurements, Recurring | Credit-related contracts
Assets:
Assets, derivatives		35,000	43,000
Liabilities:
Liabilities, derivatives		36,000	37,000
Fair Value, Measurements, Recurring | Other contracts
Assets:
Assets, derivatives		23,000	59,000
Liabilities:
Liabilities, derivatives		22,000	55,000
Fair Value, Measurements, Recurring | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,508,000	2,303,000
Available-for-sale securities		10,263,000	15,763,000
Fair Value, Measurements, Recurring | Japanese local government bonds
Assets:
Assets, trading securities	[3]	69,000	79,000
Available-for-sale securities		284,000	241,000
Fair Value, Measurements, Recurring | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	2,963,000	3,806,000
Available-for-sale securities		1,144,000	438,000
Fair Value, Measurements, Recurring | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,584,000	2,565,000
Available-for-sale securities		935,000	942,000
Fair Value, Measurements, Recurring | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,973,000	1,558,000
Available-for-sale securities		843,000	949,000
Fair Value, Measurements, Recurring | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	15,000	21,000
Available-for-sale securities		144,000	210,000
Fair Value, Measurements, Recurring | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	3,000	4,000
Available-for-sale securities		224,000	187,000
Fair Value, Measurements, Recurring | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	554,000	881,000
Fair Value, Measurements, Recurring | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	2,504,000	2,422,000
Fair Value, Measurements, Recurring | Equity securities
Assets:
Assets, trading securities	[3]	1,704,000	841,000
Fair Value, Measurements, Recurring | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		2,008,000	2,095,000
Fair Value, Measurements, Recurring | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		911,000	847,000
Fair Value, Measurements, Recurring | Equity securities (marketable)
Assets:
Available-for-sale securities		3,801,000	3,781,000
Fair Value, Measurements, Recurring | Level 1
Assets:
Total assets measured at fair value	[1]	23,475,000	29,833,000
Liabilities:
Trading securities sold, not yet purchased		1,993,000	2,482,000
Total liabilities measured at fair value		2,189,000	2,666,000
Fair Value, Measurements, Recurring | Level 1 | Interest rate contracts
Assets:
Assets, derivatives		37,000	97,000
Liabilities:
Liabilities, derivatives		46,000	98,000
Fair Value, Measurements, Recurring | Level 1 | Foreign exchange contracts
Assets:
Assets, derivatives		28,000	23,000
Liabilities:
Liabilities, derivatives		20,000	26,000
Fair Value, Measurements, Recurring | Level 1 | Equity-related contracts
Assets:
Assets, derivatives		31,000	46,000
Liabilities:
Liabilities, derivatives		129,000	60,000
Fair Value, Measurements, Recurring | Level 1 | Other contracts
Assets:
Assets, derivatives		1,000
Liabilities:
Liabilities, derivatives		1,000
Fair Value, Measurements, Recurring | Level 1 | Japanese government bonds
Assets:
Assets, trading securities	[3]	1,485,000	2,272,000
Available-for-sale securities		9,543,000	15,037,000
Fair Value, Measurements, Recurring | Level 1 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	2,883,000	3,729,000
Available-for-sale securities		1,144,000	438,000
Fair Value, Measurements, Recurring | Level 1 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	1,127,000	2,192,000
Available-for-sale securities		346,000	352,000
Fair Value, Measurements, Recurring | Level 1 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	1,335,000	995,000
Available-for-sale securities		134,000	169,000
Fair Value, Measurements, Recurring | Level 1 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	3,000	9,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities
Assets:
Assets, trading securities	[3]	1,661,000	758,000
Fair Value, Measurements, Recurring | Level 1 | Equity securities (marketable)
Assets:
Available-for-sale securities		3,717,000	3,716,000
Fair Value, Measurements, Recurring | Level 2
Assets:
Total assets measured at fair value	[1]	19,665,000	23,561,000
Liabilities:
Trading securities sold, not yet purchased		228,000	148,000
Long-term debt	[2]	903,000	433,000
Total liabilities measured at fair value		12,253,000	14,809,000
Fair Value, Measurements, Recurring | Level 2 | Interest rate contracts
Assets:
Assets, derivatives		8,442,000	11,396,000
Liabilities:
Liabilities, derivatives		8,426,000	11,168,000
Fair Value, Measurements, Recurring | Level 2 | Foreign exchange contracts
Assets:
Assets, derivatives		2,709,000	3,099,000
Liabilities:
Liabilities, derivatives		2,591,000	2,953,000
Fair Value, Measurements, Recurring | Level 2 | Equity-related contracts
Assets:
Assets, derivatives		89,000	95,000
Liabilities:
Liabilities, derivatives		61,000	56,000
Fair Value, Measurements, Recurring | Level 2 | Credit-related contracts
Assets:
Assets, derivatives		33,000	40,000
Liabilities:
Liabilities, derivatives		34,000	33,000
Fair Value, Measurements, Recurring | Level 2 | Other contracts
Assets:
Assets, derivatives		11,000	21,000
Liabilities:
Liabilities, derivatives		10,000	18,000
Fair Value, Measurements, Recurring | Level 2 | Japanese government bonds
Assets:
Assets, trading securities	[3]	23,000	31,000
Available-for-sale securities		720,000	726,000
Fair Value, Measurements, Recurring | Level 2 | Japanese local government bonds
Assets:
Assets, trading securities	[3]	69,000	79,000
Available-for-sale securities		284,000	241,000
Fair Value, Measurements, Recurring | Level 2 | U.S. Treasury bonds and federal agency securities
Assets:
Assets, trading securities	[3]	80,000	77,000
Fair Value, Measurements, Recurring | Level 2 | Other foreign government bonds
Assets:
Assets, trading securities	[3]	457,000	373,000
Available-for-sale securities		589,000	590,000
Fair Value, Measurements, Recurring | Level 2 | Agency mortgage-backed securities
Assets:
Assets, trading securities	[3]	638,000	563,000
Available-for-sale securities		709,000	780,000
Fair Value, Measurements, Recurring | Level 2 | Residential mortgage-backed securities
Assets:
Available-for-sale securities		67,000	87,000
Fair Value, Measurements, Recurring | Level 2 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]	3,000	2,000
Fair Value, Measurements, Recurring | Level 2 | Certificates of deposit and commercial paper
Assets:
Assets, trading securities	[3]	554,000	881,000
Fair Value, Measurements, Recurring | Level 2 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,449,000	1,693,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities
Assets:
Assets, trading securities	[3]	20,000	62,000
Fair Value, Measurements, Recurring | Level 2 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		1,834,000	1,921,000
Fair Value, Measurements, Recurring | Level 2 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		801,000	739,000
Fair Value, Measurements, Recurring | Level 2 | Equity securities (marketable)
Assets:
Available-for-sale securities		84,000	65,000
Fair Value, Measurements, Recurring | Level 3
Assets:
Other investments		37,000	42,000
Total assets measured at fair value	[1]	1,774,000	1,505,000
Liabilities:
Long-term debt	[2]	593,000	623,000
Total liabilities measured at fair value		646,000	692,000
Fair Value, Measurements, Recurring | Level 3 | Interest rate contracts
Assets:
Assets, derivatives		27,000	29,000
Liabilities:
Liabilities, derivatives		1,000	3,000
Fair Value, Measurements, Recurring | Level 3 | Foreign exchange contracts
Assets:
Assets, derivatives		8,000	8,000
Liabilities:
Liabilities, derivatives			1,000
Fair Value, Measurements, Recurring | Level 3 | Equity-related contracts
Assets:
Assets, derivatives		14,000	29,000
Liabilities:
Liabilities, derivatives		39,000	24,000
Fair Value, Measurements, Recurring | Level 3 | Credit-related contracts
Assets:
Assets, derivatives		2,000	3,000
Liabilities:
Liabilities, derivatives		2,000	4,000
Fair Value, Measurements, Recurring | Level 3 | Other contracts
Assets:
Assets, derivatives		11,000	38,000
Liabilities:
Liabilities, derivatives		11,000	37,000
Fair Value, Measurements, Recurring | Level 3 | Residential mortgage-backed securities
Assets:
Assets, trading securities	[3]	15,000	21,000
Available-for-sale securities		77,000	123,000
Fair Value, Measurements, Recurring | Level 3 | Commercial mortgage-backed securities
Assets:
Assets, trading securities	[3]		2,000
Available-for-sale securities		224,000	187,000
Fair Value, Measurements, Recurring | Level 3 | Corporate bonds and other debt securities
Assets:
Assets, trading securities	[3]	1,052,000	720,000
Fair Value, Measurements, Recurring | Level 3 | Equity securities
Assets:
Assets, trading securities	[3]	23,000	21,000
Fair Value, Measurements, Recurring | Level 3 | Japanese corporate bonds and other debt securities
Assets:
Available-for-sale securities		174,000	174,000
Fair Value, Measurements, Recurring | Level 3 | Foreign corporate bonds and other debt securities
Assets:
Available-for-sale securities		¥ 110,000	¥ 108,000

[1]	In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented for these classes of assets are intended to permit the reconciliation of the fair value hierarchy to the amounts presented in the statements of financial position. The amounts of unfunded commitments related to these investments at March 31, 2016 and 2017 were ¥30 billion and ¥33 billion, respectively.
[2]	Amounts represent items for which the Group elected the fair value option.
[3]	Trading securities include foreign currency denominated securities for which the MHFG Group elected the fair value option.